Confirming Payables (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Liabilities that are part of confirming payables	60 days	60 days
Comparable trade payables thar are not part of a confirming payables	30 days	30 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Liabilities that are part of confirming payables	210 days	210 days
Comparable trade payables thar are not part of a confirming payables	120 days	120 days